Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Inventory [Abstract]
Schedule of Inventory	Inventory as of March 31, 2023 and December 31, 2022 consisted of the following (in thousands):
	As of March 31, 2023	As of December 31, 2022
Raw materials	$376	$351
Work-in-process	126	127
Finished goods	1,677	1,964
Inventory	$2,179	$2,442
Inventory as of December 31, 2022 and 2021 consisted of the following (in thousands):
	As of December 31,
	2022	2021
Raw materials	$351	$163
Work-in-process	127	539
Finished goods	1,964	1,274
Inventory	$2,442	$1,976

Less discontinued operations	—	(11)
Inventory, Continuing Operations	$2,442	$1,965